EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings per share

	For the three months ended June 30				For the six months ended June 30
	2019		2018		2019		2018
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income (loss)	$223	$223	($76)	($76)	$363	$363	$116	$116
Net income attributable to non-controlling interests	(29)	(29)	(18)	(18)	(58)	(58)	(52)	(52)
Net income (loss) attributable to equity holders of Barrick Gold Corporation	$194	$194	($94)	($94)	$305	$305	$64	$64
Weighted average shares outstanding	1,752	1,752	1,167	1,167	1,749	1,749	1,167	1,167
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation
Net income (loss)	$0.11	$0.11	($0.08)	($0.08)	$0.17	$0.17	$0.05	$0.05